Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Rental expenses	$ 85.6	$ 74.7	$ 67.5
Future minimum lease payments with respect to capital leases [Abstract]
2013	12.3
2014	12.1
2015	10.0
2016	6.7
2017	4.2
Thereafter	75.8
Future minimum lease payments	121.1
Less: amount representing interest	(60.4)
Lease obligations at December 31, 2012	60.7
Future minimum lease payments with respect to operating leases [Abstract]
2013	65.0
2014	62.7
2015	50.2
2016	53.1
2017	38.0
Thereafter	117.8
Future minimum lease payments	386.8
Less: amount representing interest	0
Lease obligations at December 31, 2012	$ 386.8